COMMITMENTS AND CONTINGENT LIABILITIES (Commitments for Israeli Government Royalties) (Details) - Royalty Commitment with Israeli Government [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalty as a percentage of grants received	100.00%
Outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued	$ 674
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%